Investment Risks - OneAscent Small Cap Core ETF	Nov. 15, 2025
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	Small and Mid-Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus). In addition, the Fund is not an index fund. The Fund is actively managed. However, the Fund does seek to replicate the performance of a specified index.

●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

●	Money Market Fund Risks. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet the Fund’s Values-Based Screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. In addition, there can be no guarantee that the practices and activities of the companies identified by the Fund’s Values-Based Screening requirements will align (or be perceived to align) with an investor’s view of the Adviser’s values driven investment philosophy. The Adviser may fail to identify all instances where the practices or activities of a company are not consistent with the Adviser’s values driven investment philosophy, which may cause the Fund to be invested in a company that conflicts with the Fund’s Values-Based Screening requirements.

●	Limited History of Operations Risk. The Fund is relatively new and has a limited history of operations for investors to evaluate.

●	Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Small And Midcap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus). In addition, the Fund is not an index fund. The Fund is actively managed. However, the Fund does seek to replicate the performance of a specified index.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Money Market Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Fund Risks. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Values Based Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet the Fund’s Values-Based Screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. In addition, there can be no guarantee that the practices and activities of the companies identified by the Fund’s Values-Based Screening requirements will align (or be perceived to align) with an investor’s view of the Adviser’s values driven investment philosophy. The Adviser may fail to identify all instances where the practices or activities of a company are not consistent with the Adviser’s values driven investment philosophy, which may cause the Fund to be invested in a company that conflicts with the Fund’s Values-Based Screening requirements.

Limited History Of Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited History of Operations Risk. The Fund is relatively new and has a limited history of operations for investors to evaluate.

Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.